Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Current
Cash	$ 3,447,665	$ 10,434,196	$ 14,869,861
Accounts receivable	60,711	81,752	40,654
Prepaid expenses	236,966	379,620	1,002,215
Deferred share issuance costs	323,441
Total Current Assets	4,068,783	10,895,568	15,912,730
Non-current
Contract payments	1,200,000	1,185,946	1,267,065
Intangible assets	175,254	199,834	202,125
Property and equipment	23,927	92,678
Total Assets	5,467,964	12,374,026	17,381,920
Current
Accounts payable and accrued liabilities	283,428	1,445,213	552,948
Current portion of lease obligation	11,510	66,090
Total Current Liabilities	294,938	1,511,303	552,948
Non-current
Derivative warrant liability	531,000	3,854,403	3,626,375
Lease obligation		11,509
Total Liabilities	825,938	5,377,215	4,179,323
Shareholders' Equity
Share capital	17,056,535	16,524,354	16,088,677
Reserves	5,468,257	6,197,158	4,991,594
Obligation to issue shares	24,746	24,746	24,746
Accumulated other comprehensive (loss) income	(52,605)	(52,605)	75,540
Accumulated deficit	(17,854,907)	(15,696,842)	(7,977,960)
Total Shareholders' Equity	4,642,026	6,996,811	13,202,597
Total Liabilities and Shareholders' Equity	$ 5,467,964	$ 12,374,026	$ 17,381,920